Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Computer	81	75	55
Office	1	3	2
Renovation	-	22	16
Operating lease right-of-use assets	96	153	112

Total	178	253	185
Less: accumulated depreciation	(117)	(98)	(72)

Net book value	61	155	113